Note 6 - Property, plant and Equipment (Details Textual) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended		22 Months Ended
	Dec. 05, 2018	Jan. 31, 2019	Jan. 31, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Depreciation, Total	$ 2,100,000	$ 3,500,000	$ 4,000,000	$ 17,718,814	$ 19,338,884	$ 16,635,995
Cost of Operations [Member]
Depreciation, Total				17,033,781	18,691,578	16,311,540
General and Administrative Expense [Member]
Depreciation, Total				$ 685,033	$ 647,306	$ 324,455